Shareholders Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Option Activity

The following table represents option activity during the three months ended March 31, 2021:

	Number of	Weighted Average	Weighted Average Remaining Contractual Term
	Options	Exercise Price	(years)
Vested and Exercisable at December 31, 2020	557,506	$0.45	3.9
Options granted	67,502	0.60	4.8
Vested and Exercisable at March 31, 2021	625,008	0.47	4.0

The following table represents option activity during the periods ended December 31, 2020 and 2019:

	Number of	Weighted Average	Weighted Average Remaining Contractual Term
	Options	Exercise Price	(years)
Vested and Exercisable at March 28, 2019	—	$—
Options granted	224,000	0.34	4.5
Vested and Exercisable at December 31, 2019	224,000	0.34	4.5
Options granted	333,506	0.53	4.5
Vested and Exercisable at December 31, 2020	557,506	$0.45	4.1